Schedule of deferred tax assets and liabilities (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Deferred Tax
Deferred tax assets recognized		$ 75,070
Deferred tax liabilities recognized	296,000	238,070
Net deferred tax liabilities	$ 296,000	$ 163,000